Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Provisions

	€ million	€ million
Provisions	2020	2019
Due within one year	547	620
Due after one year	583	664

Total provisions	1,130	1,284

	€ million	€ million	€ million	€ million	€ million
			Brazil
Movements during 2020	Restructuring	Legal	indirect taxes	Other	Total
1 January 2020	470	149	128	537	1,284
Additions through business combinations	—	4	—	57	61
Income Statement:
Charges	151	129	4	140	424
Releases	(87)	(5)	(20)	(59)	(171)
Utilisation	(252)	(27)	(1)	(44)	(324)
Currency translation	(18)	(23)	(37)	(66)	(144)

31 December 2020	264	227	74	565	1,130